Loss Before Income Tax - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Employee Compensation And Remuneration Of Directors [Line Items]
Other non-operating income	$ 309,527	$ 0
Other receivables	$ 0		$ 528,841